FEDERATED BOND INDEX FUND
(A Portfolio of Federated Investment Trust)

Institutional Shares
Institutional Service Shares

Supplement to Prospectuses dated September 30, 1997

Federated Bond Index Fund (the "Fund") achieves its investment objective by investing all of its assets in Bond Index Portfolio (the "Portfolio"), a diversified series of Federated Investment Portfolios. Federated Research Corp. (the "Adviser"), pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"), delegated the daily management of the securities holdings of the Portfolio to United States Trust Company of New York. Effective May 31, 1998, the Sub-Advisory Agreement will terminate. Thereafter, the Adviser will continue to be responsible for the management of the Portfolio's assets and will assume the daily management of the Portfolio's securities holdings.

1. Please read all references to the "Investment Managers" as the "Investment Manager."

2. Please replace the fourth paragraph on the cover page with the following:

     Federated Research Corp. is the Portfolio's investment adviser. Federated Research Corp. may hereinafter be referred to as the "Investment Manager." For more information on the Investment Manager of the Fund, please refer to the prospectus section herein entitled "Management of the Trust and Federated Portfolios."


3. Please replace the fifth paragraph on the cover page of the Institutional Shares prospectus with the following:

   The Institutional Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

4. Please replace the fifth paragraph on the cover page of the Institutional Service Shares prospectus with the following:

   The Institutional Service Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

5. Please delete the first paragraph under the heading entitled Investment Philosophy and Strategies on page 4.

6. Please replace the sub-section entitled Investment Adviser on page 12 with the following:

   Investment Adviser

   The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, which has the same investment objective, policies, and limitations as the Fund. Federated Research Corp. (the "Adviser") is responsible for the management of the assets of the Portfolio, and the daily management of the security holdings of the Portfolio, pursuant to an investment advisory agreement (the "Advisory Agreement") with Federated Portfolios on behalf of the Portfolio.


7. Please delete the sub-sections entitled Sub-Adviser, Sub-Advisory Fees, Sub-Adviser's Background, and Certain Relationships and Activities on pages 12 through 14.

8. Please delete the section entitled Effect of Banking Laws on page 18.

9. Please delete the address for the Sub-Adviser for Bond Index Portfolio on the back cover page.

                                                                    May 21, 1998

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      Cusip 313909202
      Cusip 313909103
     G01780-04 (5/98)







FEDERATED BOND INDEX FUND
(A Portfolio of Federated Investment Trust)

Institutional Shares
Institutional Service Shares

Supplement to Statement of Additional Information dated September 30, 1997

Federated Bond Index Fund (the "Fund") achieves its investment objective by investing all of its assets in Bond Index Portfolio (the "Portfolio"), a diversified series of Federated Investment Portfolios. Federated Research Corp. (the "Adviser"), pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"), delegated the daily management of the securities holdings of the Portfolio to United States Trust Company of New York. Effective May 31, 1998, the Sub-Advisory Agreement will terminate. Thereafter, the Adviser will continue to be responsible for the management of the Portfolio's assets and will assume the daily management of the Portfolio's securities holdings.

Please replace the section entitled Investment Advisory and Sub-Advisory Services on page 17 with the following:

      Investment Advisory Services
      Adviser to the Portfolio

     The Portfolio's investment adviser is Federated Research Corp. (the "Adviser"). As of September 30, 1996, Federated Research Corp. replaced Federated Management as the Adviser. In all other respects, the advisory arrangements are identical. Both advisers are subsidiaries of Federated Investors, Inc., are registered investment advisers and have common directors/trustees, officers and employees. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

      The Adviser is responsible for the management of the Portfolio's assets, making the day-to-day investment decisions for the Portfolio, and placing the purchase and sales orders for securities transactions of the Portfolio.

      The Advisory Agreement will continue in effect with respect to the Portfolio as long as such continuance is specifically approved at least annually by the Trustees of Federated Portfolios or by a majority vote of the investors in the Portfolio (with the vote of each being in proportion to the respective values of their investments) and, in either case, by a majority of the Trustees of Federated Portfolios who are not parties to the Advisory Agreement, or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement was approved by the Trustees of Federated Portfolios and was effective on September 30, 1996. The terms of the contract under which Federated Research Corp., as the current Adviser, presently performs this service is identical to that previously performed by Federated Management, as the former Adviser, and the Sub-Adviser. The Adviser and administrator have agreed to waive certain fees.

      The Advisory Agreement provides that the Adviser may render services to others, and the agreement is terminable by the Portfolio without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund and the other investors in the Portfolio (with the vote of each being in proportion to the amount of its investment), or by a vote of a majority of the Trustees of Federated Portfolios, or by the Adviser on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

      For the fiscal year ended May 31, 1997, Federated Research Corp. and Federated Management collectively earned investment advisory fees of $73,686, all of which was voluntarily waived. For the period from January 2, 1996 to May 31, 1996, Federated Management and a previous Sub-Adviser to the Portfolio, United States Trust Company, voluntarily waived all of their fees which amounted to $17,632. United States Trust Company of the Pacific Northwest ("U.S. Trust Pacific") was the investment adviser and U.S. Trust Company of New York was the sub-adviser of the Predecessor Portfolio. U.S. Trust Pacific and the Sub-Adviser voluntarily agreed to waive all of their investment advisory fees and reimburse certain operational expenses of the Predecessor Portfolio. The investment advisory fee waivers and expense reimbursements totaled $23,111 and $55,998, respectively, for the period from June 1, 1995 to January 2, 1996, and $47,955 and $83,454, respectively, for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

                                                                    May 21, 1998

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      Cusip 313909202
      Cusip 313909103
     G01780-05 (5/98)